UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	August 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.6% (1.0% of Total Investments)
$ 1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	3/14 at 101.00	Caa3	$ 1,003,414
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Education and Civic Organizations – 32.0% (21.1% of Total Investments)
	Massachusetts Developoment Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 1163:
995	17.277%, 10/01/48 (IF) (4)	10/23 at 100.00	A1	894,236
305	17.176%, 10/01/48 (IF) (4)	10/23 at 100.00	A1	274,149
1,000	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1	7/21 at 100.00	AA–	1,026,410
	and B-2, 5.250%, 7/01/33 – AGM Insured
500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S,	7/23 at 100.00	AA–	510,490
	5.000%, 7/01/38
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A1	390,788
	5.000%, 10/01/29
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	936,070
	5.000%, 1/01/40
455	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A,	7/22 at 100.00	BBB–	421,908
	5.250%, 7/01/42
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,007,020
	Institute, Series 2011A, 5.000%, 7/01/41
2,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	2,032,420
	5.250%, 4/01/37
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	A+	1,042,105
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
700	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A+	674,877
	Series 2012, 5.000%, 9/01/50
635	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A,	3/14 at 100.00	BBB	636,238
	6.000%, 3/01/20 – ACA Insured
1,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	1,584,405
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
4,850	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA–	4,720,699
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	No Opt. Call	A1	1,227,765
	Series 1999P, 6.000%, 5/15/29
1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%,	7/21 at 100.00	AA	974,850
	7/01/33 (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	1,034,030
	Series 2010, 5.500%, 10/15/31
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	8/18 at 100.00	Aa2	380,660
	Series 2008O, 5.375%, 8/15/38
530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A2	517,609
	Issues, Series 2010F, 5.000%, 1/01/41
210	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin	No Opt. Call	BBB	141,422
	Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project,
	Series 2012, 4.375%, 10/01/31
20,540	Total Education and Civic Organizations			20,428,151
	Health Care – 29.5% (19.5% of Total Investments)
940	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	911,020
	Obligated Group, Series 2013, 5.250%, 11/15/41
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems,
	Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	A–	887,643
700	5.000%, 10/01/31	10/21 at 100.00	A–	682,486
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	1,017,360
	2011K-6, 5.375%, 7/01/41
300	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated	7/23 at 100.00	A	287,292
	Group Issue, Series 2013F, 5.000%, 7/01/37
2,000	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	AA	2,015,820
	Series 2007G, 5.000%, 7/01/32
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
2,300	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A	2,401,246
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A	804,450
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,	8/18 at 100.00	A	1,582,050
	Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	1,044,260
	Series 2009M, 5.500%, 12/01/39
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer	12/18 at 100.00	A1	495,000
	Institute, Series 2008K, 5.000%, 12/01/37
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	754,461
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	A+	1,068,500
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+	2,053,420
	Center, Series 2007D, 5.250%, 8/15/28
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	534,515
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	961,030
	Project, Series 2005D, 5.250%, 7/01/30
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB+	1,380,987
	Health Care, Series 2005D, 5.000%, 7/01/33
18,870	Total Health Care			18,881,540
	Housing/Multifamily – 4.3% (2.8% of Total Investments)
1,285	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	1,210,072
	Project, Series 2007, 4.800%, 7/20/48
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	11/13 at 100.00	AA–	500,130
	(Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/14 at 101.00	N/R	1,020,970
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22
2,785	Total Housing/Multifamily			2,731,172
	Housing/Single Family – 2.3% (1.5% of Total Investments)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	1,437,240
	4.625%, 6/01/32 (Alternative Minimum Tax)
	Industrials – 0.8% (0.6% of Total Investments)
115	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	113,635
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	409,244
	Inc., Series 2003, 5.450%, 6/01/14
515	Total Industrials			522,879
	Long-Term Care – 4.1% (2.7% of Total Investments)
185	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	188,591
	2010, 5.625%, 12/01/30
500	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series	11/23 at 100.00	N/R	482,370
	2013A, 6.250%, 11/15/28
1,685	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/13 at 102.00	N/R	1,558,490
	5.250%, 10/01/26
375	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	11/13 at 100.00	BBB	375,375
	Community, Series 1994B, 4.750%, 7/01/17
2,745	Total Long-Term Care			2,604,826
	Tax Obligation/General – 17.9% (11.9% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	534,995
300	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aaa	318,432
125	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/14 at 100.00	AA–	126,723
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	1,006,780
	Bonds, Series 2011, 5.000%, 2/15/41
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,283,263
	5.000%, 2/15/32
1,010	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AA+	1,262,823
	Series 1991A, 7.000%, 3/01/21
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –	No Opt. Call	AA+	1,287,546
	NPFG Insured
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,475,977
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 –	No Opt. Call	Baa3	781,370
	FGIC Insured
2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.250%, 12/01/38	12/20 at 100.00	Aa2	2,068,040
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	Aa3	1,312,854
	FGIC Insured
10,940	Total Tax Obligation/General			11,458,803
	Tax Obligation/Limited – 20.2% (13.3% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	A–	215,475
	AMBAC Insured
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	1,070,384
	5.000%, 7/01/26
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	453,622
	Series 2004C, 5.250%, 7/01/21
1,200	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%,	5/18 at 100.00	AA	1,221,048
	5/01/33 – AGC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,172,980
	5.375%, 5/01/23 – SYNCORA GTY Insured
570	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B,	5/22 at 100.00	AA	583,657
	5.000%, 5/01/37
1,250	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	1,283,788
	2013A, 5.000%, 5/15/38
380	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	383,587
	5.000%, 8/15/37 – AMBAC Insured
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B,	10/21 at 100.00	AA+	1,019,340
	5.000%, 10/15/41
540	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	A1	607,516
	1/01/20 – FGIC Insured
240	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	20,244
	0.000%, 7/01/43 – AMBAC Insured
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	891,250
	2009A, 6.000%, 8/01/42
1,650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	270,485
	2010C, 0.000%, 8/01/38
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	2,249,100
	2011A-1, 5.000%, 8/01/43
235	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	225,534
	5.500%, 7/01/19 – NPFG Insured
1,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	1,231,061
	2012A, 5.000%, 10/01/32
14,935	Total Tax Obligation/Limited			12,899,071
	Transportation – 8.0% (5.3% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	528,980
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	A	959,850
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
725	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/14 at 100.00	N/R	648,592
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
2,530	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/14 at 100.00	A	2,534,200
	1996A, 5.750%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)
470	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	471,481
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
5,225	Total Transportation			5,143,103
	U.S. Guaranteed – 22.9% (15.1% of Total Investments) (5)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA+ (5)	2,112,200
	2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)
650	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	N/R (5)	690,294
	(Pre-refunded 1/01/15)
1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	3/17 at 100.00	N/R (5)	1,251,710
	Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	29,195
	5.000%, 7/01/26 (Pre-refunded 7/01/18)
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19	5/14 at 100.00	Aa2 (5)	567,633
	(Pre-refunded 5/01/14) – NPFG Insured
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (5)	362,245
	(Pre-refunded 5/01/16) – AMBAC Insured
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of	7/15 at 100.00	AA – (5)	1,887,165
	Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) –
	AGC Insured
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	A (5)	462,000
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (5)	1,415,674
	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured (UB)
1,500	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (5)	1,525,410
	1/01/25 (Pre-refunded 1/01/14) – FGIC Insured
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	808,335
	4.500%, 8/01/29 (Pre-refunded 8/01/15)
1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2005A, 5.000%, 3/01/23	3/15 at 100.00	Aaa	1,069,140
	(Pre-refunded 3/01/15) – AGM Insured
1,330	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%,	No Opt. Call	A (5)	1,170,679
	7/01/17 – NPFG Insured (ETM)
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A (5)	1,282,058
	5.500%, 7/01/19 – NPFG Insured (ETM)
13,765	Total U.S. Guaranteed			14,633,738
	Utilities – 1.2% (0.8% of Total Investments)
185	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	188,783
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	588,210
	Energy Project, Series 2012B, 4.875%, 11/01/42
935	Total Utilities			776,993
	Water and Sewer – 6.6% (4.4% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien	11/19 at 100.00	AA+	534,965
	Refunding Series 2010A, 5.000%, 11/01/30
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	8/14 at 100.00	AAA	60,231
	5.000%, 8/01/22
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10,	8/14 at 100.00	AAA	296,135
	5.000%, 8/01/26
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	1,004,460
	4.375%, 8/01/31 (UB)
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	11/13 at 100.00	AAA	200,822
	5.250%, 8/01/20
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%,	8/17 at 100.00	AA+	1,601,010
	8/01/28 – NPFG Insured
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	550,560
4,170	Total Water and Sewer			4,248,183
$ 98,350	Total Investments (cost $99,151,926) – 151.4%			96,769,113
	Floating Rate Obligations – (2.2)%			(1,435,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (57.3)% (6)			(36,645,000)
	Other Assets Less Liabilities – 8.1%			5,224,688
	Net Assets Applicable to Common Shares – 100%			$ 63,913,801

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$96,769,113	$ —	$96,769,113

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $97,632,945.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 2,358,849
Depreciation	(4,657,263)
Net unrealized appreciation (depreciation) of investments	$(2,298,414)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2013